Provision For Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 5,047	$ 5,526
Amounts used during the year	(3,132)	(756)
Amounts provided during the year	1,368	382
Amounts released during the year	(135)	(105)
Closing provision	$ 3,148	$ 5,047